Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Values of Derivatives, Balance Sheet Classification
The following table provides the fair values of the Company’s derivatives:

	Fair Value
Balance Sheet Classification	December 31, 2012	December 31, 2011
	(in thousands)
Derivatives:
Warrants	$3,964	$1,758
Other Assets, Net	$3,964	$1,758

Effect of Derivatives on Consolidated Statements of Operations
The following table provides the effect of the Company’s derivatives on the Consolidated Statements of Operations:

	Year Ended December 31,
		2012	2011	2010		2012	2011	2010
Derivatives	I.	II.			III.	IV.
		(in thousands)				(in thousands)
Interest rate contracts(a)	Interest Expense	$—	$—	$(8,881)	Interest Expense	$—	$—	$(264)
Warrants	N/A	N/A	N/A	N/A	Other Income (Expense)	$2,206	$(3,288)	$—

(a)	These interest rate contracts were designated as cash flow hedges through July 27, 2009.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss)
A summary of the changes in Accumulated Other Comprehensive Loss (in thousands):

Cumulative unrealized loss, net of tax of $3,108, as of December 31, 2009	$(5,773)
Reclassification of losses into net income, net of tax of $3,108	5,773
Cumulative unrealized loss, net of tax, as of December 31, 2010	$—